Intangibles assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Summary of Carrying Amount of Intangible Assets and Goodwill

Changes in the carrying amount of intangible assets and goodwill for the years ended December 31, 2025 and 2024 are analysed in the following tables.

	Trademarks, patents and other	Software	Goodwill	Total
Cost as at December 31, 2023	3,359	17,416	1,921	22,696
Additions	220	3,853	—	4,073
Disposals	(302)	(7,842)	—	(8,144)
Effect of translation adjustments	4	16	—	20
Cost as at December 31, 2024	3,281	13,443	1,921	18,645
Additions	205	1,004	—	1,209
Impairment loss	—	(1,900)	(831)	(2,731)
Disposals	—	(324)	—	(324)
Effect of translation adjustments	(3)	(41)	—	(44)
Cost as at December 31, 2025	3,483	12,182	1,090	16,755

Accumulated amortisation as at December 31, 2023	(2,963)	(15,573)	—	(18,536)
Amortisation	(156)	(1,414)	—	(1,570)
Disposals	260	7,842	—	8,102
Effect of translation adjustments	(3)	(10)	—	(13)
Accumulated amortisation as at December 31, 2024	(2,862)	(9,155)	—	(12,017)
Amortisation	(164)	(1,987)	—	(2,151)
Disposals	—	320	—	320
Effect of translation adjustments	—	40	—	40
Accumulated amortisation as at December 31, 2025	(3,026)	(10,782)	—	(13,808)

Net book value as at December 31, 2023	396	1,843	1,921	4,160
Net book value as at December 31, 2024	419	4,288	1,921	6,628
Net book value as at December 31, 2025	457	1,400	1,090	2,947